PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jul. 31, 2015
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	July 31,	July 31,
	2015	2014
Machinery equipment	$5,275,080	$3,997,506
Computer and office equipment	56,558	59,316
Vehicle	74,111	38,558
Property under capital lease	2,759,547	2,756,573
Total property, plant and equipment	8,165,296	6,851,953
Less: accumulated depreciation	(485,973)	(72,697)
Total	$7,679,323	$6,779,256

Total depreciation expenses for the years ended July 31, 2015 and 2014 were $414,623 and $74,053, respectively. Depreciation relating to Contract work in progress for the years ended July 31, 2015 and 2014 were $252,473 and $38,241, respectively, and depreciation relating to general and administrative expenses for the years ended July 31, 2015 and 2014 were $162,150 and $35,812, respectively.

The following is a schedule by years of future minimum lease payments under capital leases together with the present value of the net minimum lease payment as of July 31, 2015

Year ending July 31, 2016	$210,397
Year ending July 31, 2017	210,397
Year ending July 31, 2018	210,397
Year ending July 31, 2019	210,397
Year ending July 31, 2020	210,397
Later years	4,996,921
Total minimum lease payments	6,048,906
Less: Amount representing interest	(3,327,865)
Total	$2,721,041